Document and Entity Information	12 Months Ended
Apr. 27, 2012
Risk/Return:
Document Type	Other
Document Period End Type	Dec 31, 2011
Registrant Name	GOLDMAN SACHS TRUST
Central Index Key	0000822977
Amendment Flag	false
Document Creation Date	Dec 13, 2012
Document Effective Date	Dec 13, 2012
Prospectus Date	Apr 27, 2012

GOLDMAN SACHS TRUST

Goldman Sachs Fund of Funds Portfolios

Class A, Class C, Institutional, Class IR and Class R Shares of the

Goldman Sachs Income Strategies Portfolio

(the “Fund”)

Supplement dated December 13, 2012 to the

Prospectus and Summary Prospectus dated April 27, 2012, as amended to date

(the “Prospectus” and the “Summary Prospectus”)

Effective December 13, 2012, the Board approved changes to the Fund’s principal strategy. Accordingly, effective immediately, the Prospectus is revised as follows:

The following replaces the second paragraph of the “Goldman Sachs Income Strategies Portfolio—Summary—Principal Strategy” in the Prospectus and “Principal Strategy” in the Summary Prospectus and the “Fees and Expenses” in the Summary Prospectus:

Under normal conditions, the Portfolio will allocate its assets among Underlying Funds that the Investment Adviser considers to be invested in income-producing satellite asset classes. Satellite asset classes are those that may have lower correlations to traditional market exposures such as large cap equities and may have more attractive risk return characteristics. Under normal conditions, the Portfolio may also allocate up to 20% of its total assets among other Underlying Funds. Unless otherwise stated herein, the Portfolio’s investment in any of the Underlying Funds may exceed 25% of its assets. The Investment Adviser expects that the Portfolio will invest a significant percentage of its fixed income allocation in the Goldman Sachs High Yield, Goldman Sachs High Yield Floating Rate, Goldman Sachs Local Emerging Markets Debt and Goldman Sachs Emerging Markets Debt Funds and will invest a significant percentage of its equity allocation in the Goldman Sachs Real Estate Securities and the Goldman Sachs International Real Estate Securities Funds.

The following replaces in its entirety the “Annual Fund Operating Expenses Table” (and its related footnotes) under “Goldman Sachs Income Strategies Portfolio—Summary—Fees and Expenses of the Fund” in the Prospectus and the “Fees and Expenses of the Fund” in the Summary Prospectus:

	Class A	Class C	Institutional	Class IR	Class R
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.12%	0.12%	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	None	0.50%
Other Expenses	0.81%	0.81%	0.66%	0.81%	0.81%
Acquired (Underlying) Fund Fees and Expenses*	0.86%	0.86%	0.86%	0.86%	0.86%
Total Annual Portfolio Operating Expenses[2]	2.04%	2.79%	1.64%	1.79%	2.29%
Expense Limitation[3]	(0.61)%	(0.61)%	(0.61)%	(0.61)%	(0.61)%
Total Annual Portfolio Operating Expenses After Expense Limitation[2]	1.43%	2.18%	1.03%	1.18%	1.68%
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.
[3]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding Acquired (Underlying) Fund Fees and Expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.01% of the Portfolio’s average daily net assets, through at least April 27, 2013, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The expense limitation may be modified or terminated by the Investment Adviser at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so. The Portfolio’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Portfolio.
*	The Acquired (Underlying) Fund Fees and Expenses have been restated to reflect the fees currently in effect.

The following replaces in its entirety the table under “Goldman Sachs Income Strategies Portfolio—Summary—Expense Example” in the Prospectus and to the “Expense Example” in the Summary Prospectus:

	1 Year	3 Year	5 Year	10 Year
Class A Shares	$688	$1,100	$1,537	$2,747
Class C Shares
– Assuming complete redemption at end of period	$321	$809	$1,422	$3,078
– Assuming no redemption	$221	$809	$1,422	$3,078
Institutional Shares	$105	$459	$836	$1,897
Class IR Shares	$121	$505	$915	$2,059
Class R Shares	$171	$658	$1,172	$2,583

The Option Writing Risk is deleted from the “Goldman Sachs Income Strategies Portfolio—Summary—Principal Risks of the Underlying Funds” section of the Prospectus and “Principal Risks of the Underlying Funds” section of the Summary Prospectus.

The second and third sentences of the Goldman Sachs Income Strategies Portfolio “Summary—Performance” section of the Prospectus and the “Performance” section of the Summary Prospectus are replaced with the following:

Effective June 29, 2012, the Fund’s benchmarks and the components of the Income Strategies Composite Index changed to the MSCI World Index and the Barclays Global Aggregate Bond Index.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Apr 27, 2012
Supplement [Text Block]	gst10_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Fund of Funds Portfolios

Class A, Class C, Institutional, Class IR and Class R Shares of the

Goldman Sachs Income Strategies Portfolio

(the “Fund”)

Supplement dated December 13, 2012 to the

Prospectus and Summary Prospectus dated April 27, 2012, as amended to date

(the “Prospectus” and the “Summary Prospectus”)

Effective December 13, 2012, the Board approved changes to the Fund’s principal strategy. Accordingly, effective immediately, the Prospectus is revised as follows:

The following replaces the second paragraph of the “Goldman Sachs Income Strategies Portfolio—Summary—Principal Strategy” in the Prospectus and “Principal Strategy” in the Summary Prospectus and the “Fees and Expenses” in the Summary Prospectus:

Under normal conditions, the Portfolio will allocate its assets among Underlying Funds that the Investment Adviser considers to be invested in income-producing satellite asset classes. Satellite asset classes are those that may have lower correlations to traditional market exposures such as large cap equities and may have more attractive risk return characteristics. Under normal conditions, the Portfolio may also allocate up to 20% of its total assets among other Underlying Funds. Unless otherwise stated herein, the Portfolio’s investment in any of the Underlying Funds may exceed 25% of its assets. The Investment Adviser expects that the Portfolio will invest a significant percentage of its fixed income allocation in the Goldman Sachs High Yield, Goldman Sachs High Yield Floating Rate, Goldman Sachs Local Emerging Markets Debt and Goldman Sachs Emerging Markets Debt Funds and will invest a significant percentage of its equity allocation in the Goldman Sachs Real Estate Securities and the Goldman Sachs International Real Estate Securities Funds.

The following replaces in its entirety the “Annual Fund Operating Expenses Table” (and its related footnotes) under “Goldman Sachs Income Strategies Portfolio—Summary—Fees and Expenses of the Fund” in the Prospectus and the “Fees and Expenses of the Fund” in the Summary Prospectus:

	Class A	Class C	Institutional	Class IR	Class R
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.12%	0.12%	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	None	0.50%
Other Expenses	0.81%	0.81%	0.66%	0.81%	0.81%
Acquired (Underlying) Fund Fees and Expenses*	0.86%	0.86%	0.86%	0.86%	0.86%
Total Annual Portfolio Operating Expenses[2]	2.04%	2.79%	1.64%	1.79%	2.29%
Expense Limitation[3]	(0.61)%	(0.61)%	(0.61)%	(0.61)%	(0.61)%
Total Annual Portfolio Operating Expenses After Expense Limitation[2]	1.43%	2.18%	1.03%	1.18%	1.68%
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.
[3]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding Acquired (Underlying) Fund Fees and Expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.01% of the Portfolio’s average daily net assets, through at least April 27, 2013, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The expense limitation may be modified or terminated by the Investment Adviser at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so. The Portfolio’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Portfolio.
*	The Acquired (Underlying) Fund Fees and Expenses have been restated to reflect the fees currently in effect.

The following replaces in its entirety the table under “Goldman Sachs Income Strategies Portfolio—Summary—Expense Example” in the Prospectus and to the “Expense Example” in the Summary Prospectus:

	1 Year	3 Year	5 Year	10 Year
Class A Shares	$688	$1,100	$1,537	$2,747
Class C Shares
– Assuming complete redemption at end of period	$321	$809	$1,422	$3,078
– Assuming no redemption	$221	$809	$1,422	$3,078
Institutional Shares	$105	$459	$836	$1,897
Class IR Shares	$121	$505	$915	$2,059
Class R Shares	$171	$658	$1,172	$2,583

The Option Writing Risk is deleted from the “Goldman Sachs Income Strategies Portfolio—Summary—Principal Risks of the Underlying Funds” section of the Prospectus and “Principal Risks of the Underlying Funds” section of the Summary Prospectus.

The second and third sentences of the Goldman Sachs Income Strategies Portfolio “Summary—Performance” section of the Prospectus and the “Performance” section of the Summary Prospectus are replaced with the following:

Effective June 29, 2012, the Fund’s benchmarks and the components of the Income Strategies Composite Index changed to the MSCI World Index and the Barclays Global Aggregate Bond Index.

Goldman Sachs Income Strategies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst10_SupplementTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Fund of Funds Portfolios

Class A, Class C, Institutional, Class IR and Class R Shares of the

Goldman Sachs Income Strategies Portfolio

(the “Fund”)

Supplement dated December 13, 2012 to the

Prospectus and Summary Prospectus dated April 27, 2012, as amended to date

(the “Prospectus” and the “Summary Prospectus”)

Effective December 13, 2012, the Board approved changes to the Fund’s principal strategy. Accordingly, effective immediately, the Prospectus is revised as follows:

The following replaces the second paragraph of the “Goldman Sachs Income Strategies Portfolio—Summary—Principal Strategy” in the Prospectus and “Principal Strategy” in the Summary Prospectus and the “Fees and Expenses” in the Summary Prospectus:

Under normal conditions, the Portfolio will allocate its assets among Underlying Funds that the Investment Adviser considers to be invested in income-producing satellite asset classes. Satellite asset classes are those that may have lower correlations to traditional market exposures such as large cap equities and may have more attractive risk return characteristics. Under normal conditions, the Portfolio may also allocate up to 20% of its total assets among other Underlying Funds. Unless otherwise stated herein, the Portfolio’s investment in any of the Underlying Funds may exceed 25% of its assets. The Investment Adviser expects that the Portfolio will invest a significant percentage of its fixed income allocation in the Goldman Sachs High Yield, Goldman Sachs High Yield Floating Rate, Goldman Sachs Local Emerging Markets Debt and Goldman Sachs Emerging Markets Debt Funds and will invest a significant percentage of its equity allocation in the Goldman Sachs Real Estate Securities and the Goldman Sachs International Real Estate Securities Funds.

The following replaces in its entirety the “Annual Fund Operating Expenses Table” (and its related footnotes) under “Goldman Sachs Income Strategies Portfolio—Summary—Fees and Expenses of the Fund” in the Prospectus and the “Fees and Expenses of the Fund” in the Summary Prospectus:

	Class A	Class C	Institutional	Class IR	Class R
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.12%	0.12%	0.12%	0.12%	0.12%
Distribution and Service (12b-1) Fees	0.25%	1.00%	None	None	0.50%
Other Expenses	0.81%	0.81%	0.66%	0.81%	0.81%
Acquired (Underlying) Fund Fees and Expenses*	0.86%	0.86%	0.86%	0.86%	0.86%
Total Annual Portfolio Operating Expenses[2]	2.04%	2.79%	1.64%	1.79%	2.29%
Expense Limitation[3]	(0.61)%	(0.61)%	(0.61)%	(0.61)%	(0.61)%
Total Annual Portfolio Operating Expenses After Expense Limitation[2]	1.43%	2.18%	1.03%	1.18%	1.68%
[2]	The Total Annual Portfolio Operating Expenses do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Portfolio and do not include Acquired (Underlying) Fund Fees and Expenses.
[3]	The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding Acquired (Underlying) Fund Fees and Expenses, transfer agency fees and expenses, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.01% of the Portfolio’s average daily net assets, through at least April 27, 2013, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. The expense limitation may be modified or terminated by the Investment Adviser at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so. The Portfolio’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Portfolio.
*	The Acquired (Underlying) Fund Fees and Expenses have been restated to reflect the fees currently in effect.

The following replaces in its entirety the table under “Goldman Sachs Income Strategies Portfolio—Summary—Expense Example” in the Prospectus and to the “Expense Example” in the Summary Prospectus:

	1 Year	3 Year	5 Year	10 Year
Class A Shares	$688	$1,100	$1,537	$2,747
Class C Shares
– Assuming complete redemption at end of period	$321	$809	$1,422	$3,078
– Assuming no redemption	$221	$809	$1,422	$3,078
Institutional Shares	$105	$459	$836	$1,897
Class IR Shares	$121	$505	$915	$2,059
Class R Shares	$171	$658	$1,172	$2,583

The Option Writing Risk is deleted from the “Goldman Sachs Income Strategies Portfolio—Summary—Principal Risks of the Underlying Funds” section of the Prospectus and “Principal Risks of the Underlying Funds” section of the Summary Prospectus.

The second and third sentences of the Goldman Sachs Income Strategies Portfolio “Summary—Performance” section of the Prospectus and the “Performance” section of the Summary Prospectus are replaced with the following:

Effective June 29, 2012, the Fund’s benchmarks and the components of the Income Strategies Composite Index changed to the MSCI World Index and the Barclays Global Aggregate Bond Index.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Apr 27, 2012
Document Creation Date	dei_DocumentCreationDate	Dec 13, 2012